Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Item 402(v) of Regulation S-K, we are providing information about the relationship between executive compensation actually paid (as calculated in accordance with Item 402(v) of Regulation S-K) to our Principal Executive Officer(s) (PEO(s)), and on an average basis, our other Non-Executive Officers (NEOs) or non-PEO NEOs in each case, as determined under SEC rules and certain financial performance measures.

The following table shows the total compensation for our PEO(s) and non-PEO NEOs for the fiscal years 2023 through 2025 as set forth in the Summary Compensation Table, the “compensation actually paid” to our PEO(s), and on an average basis, our other non-PEO NEOs (in each case, as determined under SEC rules), our TSR and our net income.

Fiscal Year	Summary Compensation Total for PEO [1,3]	Compensation Actually Paid to PEO [4]	Average Summary Compensation Table Total for non-PEO NEOs [2,3]	Average Compensation Actually Paid to non-PEO NEOs [5]	Value of Initial Fixed $100 Investment Based on Total Shareholder Return [6]	Net Income
2025	$877,580	$856,945	$750,927	$772,134	$144.76	($26,609,000)
2024	$1,084,200	$915,162	$770,400	$686,961	$136.52	($23,486,000)
2023	$1,044,621	$954,818	$693,517	$676,591	$120.04	($25,652,000)

1.       Adam Mendelsohn served as our PEO for the entirety of fiscal years 2025, 2024 and 2023.

2.       The Company’s non-PEO NEOs (the “Reported NEOs”) for the indicated fiscal years were as follows:

•         2025: Anthony Baldor and Truc Le

•         2024: Truc Le and Lisa Porter

•         2023: Truc Le and Lisa Porter

3.       Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table for the indicated fiscal year in the case of our PEO and (ii) the average of the total compensation reported in the Summary Compensation Table for the Reported NEOs in the indicated year for such years.

4.       Amounts reported in these columns represent the compensation actually paid to our PEO for the indicated fiscal year, as calculated under Item 402(v) of Regulation S-K based on their total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted pursuant to Item 402(v) of Regulation S-K. For 2025, the compensation actually paid to Dr. Mendelsohn was based on this total compensation reported in the 2025 Summary Compensation Table and adjusted as shown in the table below:

PEO: Adam Mendelsohn
Prior FYE	12/31/2024
Current FYE	12/31/2025
Fiscal Year	2025
SCT Total	$877,580
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(253,580)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$298,620
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$(65,338)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(336)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0
Compensation Actually Paid	$856,945

Equity award values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate these fair values did not materially differ from those disclosed at the time of grant.

5.       Amounts reported in this column represent the compensation actually paid to the Reported NEOs in the indicated fiscal year, as calculated under Item 402(v) of Regulation S-K based on the average total compensation for such NEOs reported in the Summary Compensation Table for the indicated fiscal year and adjusted pursuant to Item 402(v) of Regulation S-K. For 2025, the compensation actually paid to the Reported NEOs was based on the average total compensation for such NEOs reported in the 2025 Summary Compensation Table and adjusted as shown in the table below:

Reported NEOs
Prior FYE	12/31/2024
Current FYE	12/31/2025
Fiscal Year	2025
SCT Total	$750,927
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(380,252)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$410,183
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$(8,535)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(189)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0
Compensation Actually Paid	$772,134

Please see footnote 2 for the Reported NEOs included in the average for each indicated fiscal year. Equity award values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate these fair values did not materially differ from those disclosed at the time of grant.

6.       Pursuant to Item 402(v) of Regulation S-K, the comparison assumes $100 was invested in our common stock on December 31, 2022. Historic stock price performance is not necessarily indicative of future stock price performance.

Named Executive Officers, Footnote [Text Block]

1.       Adam Mendelsohn served as our PEO for the entirety of fiscal years 2025, 2024 and 2023.

2.       The Company’s non-PEO NEOs (the “Reported NEOs”) for the indicated fiscal years were as follows:

•         2025: Anthony Baldor and Truc Le

•         2024: Truc Le and Lisa Porter

•         2023: Truc Le and Lisa Porter

Non-PEO NEO Average Total Compensation Amount	[1],[2]	$ 750,927	$ 770,400	$ 693,517
Non-PEO NEO Average Compensation Actually Paid Amount	[3]	$ 772,134	686,961	676,591
Compensation Actually Paid vs. Total Shareholder Return		.
Compensation Actually Paid vs. Net Income		.
Total Shareholder Return Amount	[4]	$ 144.76	136.52	120.04
Net Income (Loss) Attributable to Parent		$ 26,609,000	$ 23,486,000	$ 25,652,000
PEO Name		Adam Mendelsohn	Adam Mendelsohn	Adam Mendelsohn
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (380,252)
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		410,183
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(8,535)
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(189)
Non-PEO NEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Adam Mendelsohn [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1],[5]	877,580	$ 1,084,200	$ 1,044,621
PEO Actually Paid Compensation Amount	[3]	856,945	$ 915,162	$ 954,818
Adam Mendelsohn [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(253,580)
Adam Mendelsohn [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		298,620
Adam Mendelsohn [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(65,338)
Adam Mendelsohn [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Adam Mendelsohn [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(336)
Adam Mendelsohn [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0

[1]

3.       Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table for the indicated fiscal year in the case of our PEO and (ii) the average of the total compensation reported in the Summary Compensation Table for the Reported NEOs in the indicated year for such years.

[2]	2. The Company’s non-PEO NEOs (the “Reported NEOs”) for the indicated fiscal years were as follows: • 2025: Anthony Baldor and Truc Le • 2024: Truc Le and Lisa Porter • 2023: Truc Le and Lisa Porter
[3]	Amounts reported in this column represent the compensation actually paid to the Reported NEOs in the indicated fiscal year, as calculated under Item 402(v) of Regulation S-K based on the average total compensation for such NEOs reported in the Summary Compensation Table for the indicated fiscal year and adjusted pursuant to Item 402(v) of Regulation S-K. For 2025, the compensation actually paid to the Reported NEOs was based on the average total compensation for such NEOs reported in the 2025 Summary Compensation Table and adjusted as shown in the table below:
[4]

6.       Pursuant to Item 402(v) of Regulation S-K, the comparison assumes $100 was invested in our common stock on December 31, 2022. Historic stock price performance is not necessarily indicative of future stock price performance.

[5]	1. Adam Mendelsohn served as our PEO for the entirety of fiscal years 2025, 2024 and 2023.